Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel expenses
Schedule of personnel expenses

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Short‑term employee benefits—Salaries	$216,847	$135,676	$75,437
Short‑term employee benefits—Social Security	16,274	12,785	9,087
Post‑employment benefits	5,406	2,864	1,242
Termination benefits	401	818	1,005
Share‑based payment	151,912	167,965	92,558
Employer social security contributions stock options	5,910	5,002	15,214
Total personnel expenses	$396,750	$325,110	$194,543

Schedule of average number of full-time equivalents employees

	Year Ended
	December 31,
Average Number of FTE	2022	2021	2020
Research and development	474.8	349.7	213.0
Selling, general and administrative	442.4	264.4	119.5
	917.2	614.1	332.5